Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Valuation allowance				$ 11,295,000
State capital loss carryforward			5,100,000
Income tax (benefit)expense	1,474,000	971,000	6,588,000	(5,747,000)	400,000
Estimated effective tax rate	40.90%	34.90%	40.70%	(39.90%)	6.20%
Tax deductions associated with stock option exercises	11,800,000
Excess stock compensation related deductions	11,400,000
Reduction in taxes payable	1,300,000
Tax refund receivable	2,900,000
Increase in Additional Paid in Capital	4,201,000		150,000
Additional reduction in taxes payable in future periods	400,000
Interest or penalties accrued	$ 0